Inventories (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Raw materials	$ 6,553	$ 4,184
Finished goods	1,548	2,416
Total Inventories	8,266,000	7,355,000
Semi-finished	$ 165	$ 755